Significant Accounting Policies - Schedule of Property, Equipment and ROU Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment	$ 810,688	$ 2,330,559
Less: accumulated depreciation and amortization	(373,290)	(1,338,360)
Less: loss on disposal of equipment	(7,136)	0
Less: impairment of equipment	(189,225)	0
Less: held for sale equipment	(20,000)	0
Property, equipment and ROU assets, net	221,037	992,199
Right-of-Use Assets (leases) [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment	400,353	1,901,468
Equipment [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment	$ 410,335	$ 429,091